Earnings/(Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings/(Loss) Per Share [Abstract]
Schedule of Earnings/(Loss) Per Share

Basic earnings/(loss) per ordinary share for the financial year ended are calculated by dividing earnings/(loss) for the financial year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year.

	For the financial year end
	March 31, 2024	March 31, 2025	March 31, 2026
	USD	USD	USD
Profit/(Loss) for the financial year attributable to the owners of the Company	3,281,352	2,815,261	(15,501)
Weighted average number of ordinary shares in issue	22,500,000	23,342,466	25,000,000
Basic earnings/(loss) per ordinary share	0.15	0.12	(0.01)